Fair Value (Changes In Estimated Fair Value For Financial Assets And Liabilities Measured On Recurring Basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
FDIC True-Up Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Included in earnings (other income), liability	$ (0.6)
Purchases, liability	(56.3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	56.9
Consideration Holdback Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, liability	(60.8)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	60.8
Available-For-Sale Securities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Included in earnings (other income), assets	(2.9)
Included in comprehensive income, assets	(6.8)
Impairment	(2.8)
Purchases, assets	619.4
Paydowns, assets	(39.8)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Ending Balance	567.1
Securities Carried At Fair Value With Changed Recorded In Net Income [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Included in earnings (other income), assets	(2.5)
Purchases, assets	373.4
Paydowns, assets	(31.2)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Ending Balance	339.7
FDIC Receivable [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Included in earnings (other income), assets	3.4
Purchases, assets	54.8
Paydowns, assets	(3.4)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Ending Balance	54.8
Net Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Included in earnings (other income), assets	(28.9)	$ (16.9)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	(26.6)	(9.7)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	$ (55.5)	$ (26.6)